Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document Information [Line Items]
Entity Registrant Name	Western Refining, Inc.
Entity Central Index Key	0001339048
Document Type	8-K
Document Period End Date	Mar. 31, 2016
Amendment Flag	false